Segment Reporting (Details) - Schedule of segment reporting information, by segment ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Net revenues
Total net revenues	¥ 2,781,614	$ 403,296	¥ 3,271,114	¥ 3,268,145
Operating costs and expenses
Total operating costs and expenses	(2,612,939)	(378,841)	(2,969,209)	(2,965,959)
Income (loss) from operations
Income from operations	168,675	24,455	301,905	302,186
Agency [Member]
Net revenues
Total net revenues	2,376,851	344,611	2,811,936	2,834,997
Operating costs and expenses
Total operating costs and expenses	(2,068,194)	(299,860)	(2,418,444)	(2,481,219)
Income (loss) from operations
Income from operations	308,657	44,751	393,492	353,778
Claims Adjusting [Member]
Net revenues
Total net revenues	404,763	58,685	459,178	433,148
Operating costs and expenses
Total operating costs and expenses	(416,619)	(60,405)	(442,349)	(416,241)
Income (loss) from operations
Income from operations	(11,856)	(1,720)	16,829	16,907
Other [Member]
Operating costs and expenses
Total operating costs and expenses	(128,126)	(18,576)	(108,416)	(68,499)
Income (loss) from operations
Income from operations	¥ (128,126)	$ (18,576)	¥ (108,416)	¥ (68,499)